Related Party Transactions and Balances (Details)	12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2023 HKD ($)	Jun. 30, 2025 USD ($)
Related Party Transactions and Balances [Line Items]
Cost of revenue	$ 19,439,759	$ 2,476,434	$ 42,120,168	$ 37,295,682
Revenues	23,081,094	2,940,304	49,450,434	44,684,149
General and administrative expenses	10,749,795	1,369,418	4,480,135	4,244,637
Human Resource Services Fee [Member]
Related Party Transactions and Balances [Line Items]
Human resource services fee				119,000
Directors [Member]
Related Party Transactions and Balances [Line Items]
Salaries accrued	230,000				$ 29,300
Logic Network Limited [Member]
Related Party Transactions and Balances [Line Items]
Cost of revenue	1,133,500	144,397	1,140,000	1,198,545
Account payable	71,500				$ 9,108
Corpotech [Member]
Related Party Transactions and Balances [Line Items]
Cost of revenue	$ 240,000	$ 30,574
DataCube Research Centre Limited [Member]
Related Party Transactions and Balances [Line Items]
Revenues			$ 1,800,000	7,200,000
Macro Systems Limited [Member]
Related Party Transactions and Balances [Line Items]
Revenues				1,275,000
BAO [Member]
Related Party Transactions and Balances [Line Items]
General and administrative expenses				$ 35,000